Income Taxes (Change In Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Unrecognized tax benefit at the beginning of the year	$ 46,846	$ 51,332	$ 47,477
Additions from tax positions taken in the current year	11,889	7,366	9,129
Additions from tax positions taken in prior years	4,339	151	7,467
Reductions from tax positions taken in prior years		(2,974)	(10,665)
Settlements of tax audits	(1,324)		(2,076)
Decrease related to lapse of statute of limitations	(4,816)	(9,029)
Unrecognized tax benefit at the end of the year	$ 56,934	$ 46,846	$ 51,332